Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001852575
Entity Registrant Name	STRATEGIC STORAGE TRUST VI, INC.
Entity Incorporation, State or Country Code	MD
Entity Primary SIC Number	6798
Entity Tax Identification Number	85-3494431
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
Entity Small Business	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Nicholas M. Look
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485